Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39750
Entity Registrant Name	DOCEBO INC.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	366 Adelaide St. West
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V
City Area Code	(800)
Local Phone Number	681-4601
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	30,305,156
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001829959
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	600 N. Thomas St.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Athens
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30601
City Area Code	(800)
Local Phone Number	681-4601
Contact Personnel Name	Docebo NA, Inc.
Nasdaq Global Select Market
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	DCBO
Security Exchange Name	NASDAQ
Toronto Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	DCBO